Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share [Abstract]
Loss Per Share
The basic loss per share is calculated by dividing the loss for the year attributable to shareholders by the weighted average number of shares in issue during the financial year as follows:

		Year ended December 31,
	2025	2024	2023
Loss attributable to shareholders (in $’000)	(48,258)	(38,961)	(35,587)
Weighted average number of shares in issue	61,042,621	52,028,145	52,022,588
Basic and diluted loss per share (in USD)	(0.79)	(0.75)	(0.68)